Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Low Volatility Index Fund - Fidelity SAI Emerging Markets Low Volatility Index Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jan. 30, 2019
Annual Return 2020	5.21%
Annual Return 2021	10.77%
Annual Return 2022	(12.98%)
Annual Return 2023	15.28%